Croft Funds Corp

CERTIFICATION PURSUANT TO RULE 497(j)

September 6, 2011

The undersigned, on behalf of the Croft Funds Corp. (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated September 1, 2011, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

/S/ Kent Croft

By:  Kent Croft

President